SHARE CAPITAL (Schedule of Share Capital) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Capital [Abstract]
Beginning balance, share	83,184,843	39,907,681
Beginning balance	$ 214,148	$ 194,217
Issued pursuant to vendor, Share Capital Number		501,148
Issued pursuant to vendor, Share Capital Amount		$ 250
Issued pursuant to "At the Market" (ATM) equity agreement, Share Capital Number		4,408,048
Issued pursuant to "At the Market" (ATM) equity agreement, Share Capital Amount		$ 2,072
Issued pursuant to agency agreements, Share Capital Number		19,014,504
Issued pursuant to agency agreements, Share Capital Amount		$ 10,497
Equity Offering-broker warrants, Share Capital Number		0
Equity Offering-broker warrants, Share Capital Amount		$ (1,029)
Common share equivalents converted, Share Capital Number		11,500,000
Common share equivalents converted, Share Capital Amount		$ 1
Share issue expense, Share Capital Number		0
Share issue expense, Share Capital Amount		$ (488)
Warrants exercised, Share Capital Number		7,853,462
Warrants exercised, Share Capital Amount		$ 8,628
Derivative warrants exercised, Share Capital Number	8,000,000
Derivative warrants exercised, Share Capital Amount	$ 8,000
Derivative warrants exercised - fair value adjustment, Share Capital Number	0
Derivative warrants exercised - fair value adjustment, Share Capital Amount	$ 15,722
January 2021 Equity Offering, net of issuance costs, Share Capital Number	7,419,354
January 2021 Equity Offering, net of issuance costs, Share Capital Amount	$ 7,211
January 2021 Equity Offering-broker warrants, Share Capital Amount	$ (1,384)
February 2021 Equity Offering, net of issuance costs, Share Capital Number	9,585,250
February 2021 Equity Offering, net of issuance costs, Share Capital Amount	$ 15,165
February 2021 Equity Offering-broker warrants, Share Capital Amount	$ (1,238)
Equity warrants exercised, Share Capital Number	1,318,675
Equity warrants exercised, Share Capital Amount	$ 2,979
Options exercised, Share Capital Number	19,568
Options exercised, Share Capital Amount	$ 27
Issued pursuant to ATM equity agreement, Share Capital Number	1,600,000
Issued pursuant to ATM equity agreement, Share Capital Amount	$ 2,709
Issuance of common shares to consultant, Share Capital Number	75,000
Issuance of common shares to consultant, Share Capital Amount	$ 25
Ending balance, shares	111,202,690	83,184,843
Ending balance	$ 263,364	$ 214,148